Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024
Disclosure of financial liabilities [line items]
Accounts payable – trade	₩ 110,867		₩ 126,508
Derivative financial liabilities	6,403		3,437
Borrowings	633,125	[1]	615,600
Debentures	8,213,904	[1]	8,511,280
Lease liabilities	1,525,798		1,637,951
Accounts payable - other and others	3,506,048	[2]	5,018,850
Financial liabilities	13,996,145		15,913,626
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	5,782		2,689
Financial liabilities	5,782		2,689
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable – trade	110,867		126,508
Borrowings	633,125		615,600
Debentures	8,213,904		8,511,280
Lease liabilities	1,525,798		1,637,951
Accounts payable - other and others	3,506,048		5,018,850
Financial liabilities	13,989,742		15,910,189
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	621		748
Financial liabilities	₩ 621		₩ 748

[1]	The contractual cash flow is amount that includes interest payables
[2]	The Group’s accounts payable – other and others includes amounts for payments made using electronic payments through the supplier finance arrangements. The Group pays the amount within the normal operating cycle, and no collateral is incurred in connection with the agreement and there is no substantial change in the payment conditions, therefore, the amount is classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amounts to ₩298,448 million as of December 31, 2024.